Performance Management	Jan. 26, 2026
Gotham Enhanced 500 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year-to-year. The table illustrates how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.GothamETFs.com/GSPY.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 11.00% for the quarter ended December 31, 2023 and the lowest quarterly return was -15.42% for the quarter ended June 30, 2022.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.00%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance [Table]
	1 Year	5 Years	Since Inception December 28, 2020
Return Before Taxes	18.14%	14.25%	14.29%
Return After Taxes on Distributions	17.17%	13.88%	13.92%
Return After Taxes on Distributions and Sale of Fund Shares	11.00%	11.37%	11.40%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)(1)	17.88%	14.42%	14.53%

(1)	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.GothamETFs.com/GSPY
Gotham 1000 Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund year-to-year. The table illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance and a second more narrowly tailored index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.GothamETFs.com/gvlu.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 10.54% for the quarter ended December 31, 2023 and the lowest quarterly return was -3.87% for the quarter ended June 30, 2024.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(3.87%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance [Table]
	1 Year	Since Inception June 7, 2022
Return Before Taxes	10.98%	9.47%
Return After Taxes on Distributions	9.24%	8.56%
Return After Taxes on Distributions and Sale of Fund Shares	7.50%	7.27%
Russell 1000 Total Return Index
(reflects no deduction for fees, expenses, or taxes)(1)	17.37%	16.38%
Russell 1000 Value Total Return Index
(reflects no deduction for fees, expenses, or taxes)(2)	15.91%	10.32%

(1)	The Russell 1000 Index tracks the performance of the largest 1,000 US public companies.

(2)	The Russell 1000 Value Index measures the performance of large- and mid-capitalization U.S. stocks that exhibit value characteristics as determined by FTSE Russell. Returns for the Russell 1000 Value Index include the reinvestment of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.GothamETFs.com/gvlu
Gotham Short Strategies ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund adopted the performance of the Gotham Short Strategies Fund (the “Predecessor Fund”), a mutual fund series of FundVantage Trust, as the result of a reorganization of the Predecessor Fund into the Fund that became effective after the market close on November 3, 2023 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The Sub-Adviser served as the investment adviser to the Predecessor Fund and the portfolio managers for the Fund that are employees of the Sub-Adviser were the sole portfolio managers of the Predecessor Fund. The returns shown for periods prior to the Reorganization are those of the Predecessor Fund (except as noted below).

The Predecessor Fund was the successor to the Gotham Short Strategies (Master), LP (the “Predecessor Private Fund,” and together with the Predecessor Fund, the “Predecessor Funds”) resulting from its reorganization with and into the Predecessor Fund on July 31, 2017. The investment policies, restrictions, and limitations of the Predecessor Fund were in all material respects equivalent to those of the Predecessor Private Fund. In addition, the Predecessor Private Fund’s portfolio managers were the portfolio managers of the Predecessor Fund. Performance prior to July 31, 2017, in the bar chart and the table is that of the Predecessor Private Fund. Had the Predecessor Funds been structured as an ETF, their performance may have differed. As a mutual fund registered under the 1940 Act, the Predecessor Fund was subject to certain restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”) to which the Predecessor Private Fund was not subject. Had the Predecessor Private Fund been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, its investment performance could have been adversely affected. The performance information for the Predecessor Private Fund has been adjusted to reflect the fees and expenses applicable to the Institutional Class of the Predecessor Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year-to-year. The table illustrates how the Fund’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods compare with those of a broad measure of market performance and the broad index adjusted for the Fund’s target net short exposure. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at https://www.gothametfs.com/shrt.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 16.74% for the quarter June 30, 2022 and the lowest quarterly return was -19.93% for the quarter ended December 31, 2020.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	16.74%
Highest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.93%)
Lowest Quarterly Return, Date	Dec. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception[1]
Return Before Taxes	-0.98%	5.74%	-2.40%	-0.69%
Return After Taxes on Distributions	-0.99%	5.58%	-2.54%	-0.77%
Return After Taxes on Distributions and Sale of Shares	-0.57%	4.47%	-1.78%	-0.52%
S&P 500® Total Return Index (reflects no deductions for fees or expenses or taxes)[2]	17.88%	14.42%	14.82%	11.12%
50% Inverse of the S&P 500® Total Return Index (reflects no deductions for fees or expenses or taxes)[3]	-8.94%	-8.36%	-8.24%	-6.87%

[1]	This performance information reflects the performance of the Predecessor Private Fund for the period from its inception on February 1, 2008 through July 31, 2017. Performance thereafter until November 3, 2023, is that of the Predecessor Fund. Performance after November 3, 2023 is that of the Fund. The Predecessor Private Fund was an unregistered fund taxed as a partnership and as such, the Predecessor Private Fund was treated differently than the Predecessor Fund for federal income tax purposes. Performance of the Predecessor Private Fund has been adjusted to reflect the monthly deduction of fees and expenses applicable to shares of the Predecessor Fund.

[2]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

[3]	The 50% Inverse of the S&P 500® Total Return Index reflects the return of the S&P 500 adjusted to show the negative 50% targeted net short exposure of the Fund. The returns provided for the 50% Inverse of the S&P 500® Total Return Index include reinvestment of dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees or expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://www.gothametfs.com/shrt